Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [line items]
Current year	$ (3,349)	$ (3,252)	$ (2,828)
(Underprovided)/overprovided in prior years	78	(211)	(95)
Current tax expense	(3,271)	(3,463)	(2,923)
Origination and reversal of temporary differences	614	482	855
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(193)	(171)	(166)
Deferred tax (expense)/income	420	311	689
Total tax expense	$ (2,850)	$ (3,152)	$ (2,234)